Note 10 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2018	2017

Balance, January 1	$117,708	$102,352
RNCI share of earnings	11,180	8,228
RNCI redemption increment	13,235	15,367
Distributions paid to RNCI	(6,913)	(4,504)
Purchases of interests from RNCI, net	(3,890)	(6,939)
RNCI recognized on business acquisitions	19,889	3,360
Other	376	(156)
Balance, December 31	$151,585	$117,708